T. ROWE PRICE Virginia Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 12
Total Common Stocks (Cost $14) 12
MUNICIPAL SECURITIES 102.0%
DISTRICT OF COLUMBIA 13.4%
Metropolitan Washington Airports Auth., 5.00%, 10/1/35 (1) 4,360 4,694
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,636
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,332
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 3,345 3,439
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,020 3,099
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 3,035 3,094
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1) 2,000 2,020
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 1,250 1,262
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 1,000 1,009
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/36 (1) 5,195 5,714
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/37 (1) 7,460 8,199
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,437
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 2,000 2,188
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 7,185 7,745
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 6,930 7,533
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (1) 10,275 11,013
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/49 (1) 9,750 10,538
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,575
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 2,670
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 11,450 12,129
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,414

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road, 4.00%,
10/1/52 (2) 10,000 10,041
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/32  655 742
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/33  550 620
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,119
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,115
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  1,000 1,111
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,498
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 16,464
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,190
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (Prerefunded 10/1/26) (3)(4) 2,365 2,796
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/36  2,500 2,762
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/38  1,300 1,432
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 5,716
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  16,440 18,597
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  2,975 3,327
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  3,125 3,486
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  940 1,047
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  1,575 1,754
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 1,945
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  1,225 1,358
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,655 5,084
193,944
INDIANA 0.1%
Indiana Municipal Power Agency, Series B, VRDN, 0.67%, 1/1/42  1,445 1,445
1,445

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NEW YORK 1.2%
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 0.62%, 2/1/45  17,045 17,045
17,045
PUERTO RICO 5.1%
Puerto Rico Commonwealth, GO, 11/1/43  7,485 3,874
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 2,545 2,676
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (5) 1,250 1,296
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  500 502
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  670 616
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 992
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  4,905 4,798
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,151 2,074
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  1,005 969
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,366 1,293
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  1,421 1,323
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,455 1,474
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,451 1,526
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,468
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,490 2,750
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  2,384 2,695
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (6)(7) 2,775 2,678
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (6)(7) 365 340
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/30 (6)(7) 1,100 1,026
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (6)(7) 30 28
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (6)(7) 50 46

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (6)(7) 115 107
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (6)(7) 150 139
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (6)(7) 600 556
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (6)(7) 195 181
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (6)(7) 240 223
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (6)(7) 30 28
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (6)(7) 1,420 1,317
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (6)(7) 145 135
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (6)(7) 125 117
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (6)(7) 55 51
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (6)(7) 145 135
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (6)(7) 115 108
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (6)(7) 35 31
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (6)(7) 65 60
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (6)(7) 630 584
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (6)(7) 50 46
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (6)(7) 550 513
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (6)(7) 140 131
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (6)(7) 50 47
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  11,203 11,243
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  10,132 10,301
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,175 13,159
74,656

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
VIRGINIA 82.2%
Albemarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 0.65%, 10/1/48  3,925 3,925
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, 4.00%, 6/1/49  2,800 2,671
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 4.625%, 1/1/32  3,500 3,562
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 5.00%, 1/1/42  3,200 3,263
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 429
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 444
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 276
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,538
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36  1,000 1,038
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  2,500 2,563
Alexandria IDA, Episcopal High School, Series C, 3.00%, 1/1/51  6,260 5,368
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/32  475 510
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/33  325 349
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/46  2,450 2,493
Alexandria IDA, Episcopal High School, Series C, 5.00%, 1/1/30  430 503
Alexandria IDA, Episcopal High School, Series C, 5.00%, 1/1/31  450 531
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (3) 1,995 2,175
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (3) 7,540 8,219
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (3) 1,000 1,090
Arlington County, GO, 4.00%, 6/15/36  8,585 9,121
Arlington County, GO, 4.00%, 6/15/37  2,835 3,012
Arlington County, GO, 5.00%, 6/15/39  4,815 5,732
Arlington County, GO, 5.00%, 6/15/46  4,050 4,750
Arlington County, Series A, GO, 5.00%, 8/15/32 (Prerefunded
8/15/26) (3) 1,555 1,737
Arlington County, Series A, GO, 5.00%, 8/15/34 (Prerefunded
8/15/26) (3) 1,500 1,675
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38  1,500 1,515
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/39  750 757
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/40  1,600 1,612
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  7,000 6,984
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30  500 563
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 665
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  1,400 1,541
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  200 219
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36  1,625 1,778
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37  2,050 2,241

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 578
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  3,000 3,130
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,017
Capital Region Airport Commission, Series A, 4.00%, 7/1/28 (2) 300 317
Capital Region Airport Commission, Series A, 4.00%, 7/1/29 (2) 1,000 1,061
Capital Region Airport Commission, Series A, 4.00%, 7/1/32 (2) 845 888
Capital Region Airport Commission, Series A, 4.00%, 7/1/33 (2) 1,050 1,097
Capital Region Airport Commission, Series A, 4.00%, 7/1/34  375 383
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 714
Capital Region Airport Commission, Series A, 4.00%, 7/1/36  650 661
Capital Region Airport Commission, Series A, 4.00%, 7/1/38  850 863
Capital Region Airport Commission, Series A, 5.00%, 7/1/23  600 620
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (5) 475 480
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (5) 1,220 1,239
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (5) 2,195 2,226
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41 (2) 16,670 17,716
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%, 7/1/51  7,265 7,596
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 6,270 6,740
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,470 10,492
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  3,875 3,956
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/36  1,175 1,201
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/37  1,205 1,230
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/39  1,800 1,831
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/43  9,355 9,458
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/29  1,110 1,244
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,648
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/33  2,000 2,190
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/34  2,290 2,496
College of William & Mary, Series A, 4.00%, 2/15/34  375 399
College of William & Mary, Series A, 5.00%, 2/15/29  385 445
College of William & Mary, Series A, 5.00%, 2/15/30  385 451
College of William & Mary, Series A, 5.00%, 2/15/33  370 430
Fairfax County Economic Dev. Auth., County Facilities, 5.00%,
10/1/39  1,250 1,460

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24) (3) 7,060 7,645
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24) (3) 4,350 4,710
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,915
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34  5,105 5,295
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26) (3) 2,840 3,021
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26) (3) 55 59
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (3) 1,200 1,281
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,,
4.00%, 4/1/35 (Prerefunded 4/1/26) (3) 4,565 4,890
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22 (8) 80 81
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32 (Prerefunded 12/1/23) (3) 3,550 3,690
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (3) 45 47
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (3) 2,120 2,219
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (3) 4,010 4,197
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/33  1,740 2,038
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,337
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  13,160 13,070
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  6,715 6,669
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  15,755 15,392
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  13,335 13,853
Fairfax County Public Improvement, Series A, GO, 5.00%, 10/1/35
(Prerefunded 4/1/26) (3) 6,000 6,647
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,623
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,415
Fairfax County Sewer, 5.00%, 7/15/44  5,650 6,257
Fairfax County Sewer, Series A, 4.00%, 7/15/38  1,840 1,908
Fairfax County Sewer, Series A, 5.00%, 7/15/46  2,500 2,924
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 5,200

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,655
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 15,400 16,715
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,047
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,666
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 439
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,287
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/23  2,600 2,690
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (3) 3,750 4,079
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (3) 1,500 1,631
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (3) 2,000 2,175
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (3) 5,630 6,123
Halifax County IDA, Electric & Power Co. Project, VRDN, 1.65%,
12/1/41 (Tender 5/31/24)  2,160 2,125
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38  1,690 1,763
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 18,482
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48 (Prerefunded 1/1/28) (3) 6,445 7,348
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 3,120
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/60  8,000 8,978
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (3) 28,485 33,219
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26  1,500 1,668
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (5) 1,505 1,503
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (5) 1,565 1,551
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (5) 255 245
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (5) 625 595
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (5) 4,135 3,660

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (5) 4,510 3,778
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 724
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 4,107
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,600
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/42  1,180 1,184
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/47  8,275 8,300
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (3) 7,035 7,137
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  2,665 2,748
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/31  1,650 1,693
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/32  1,430 1,463
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/33  625 637
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/40  500 487
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/45  720 683
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/50  2,500 2,286
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,207
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,565 1,668
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  2,650 2,801
Henrico County Water & Sewer, 4.00%, 5/1/32 (Prerefunded
5/1/23) (3) 4,050 4,140
Henrico County Water & Sewer, 4.00%, 5/1/33 (Prerefunded
5/1/23) (3) 4,085 4,176
Henrico County Water & Sewer, 4.00%, 5/1/34 (Prerefunded
5/1/23) (3) 4,260 4,355
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26) (3) 3,340 3,694
Henrico County Water & Sewer, 5.00%, 5/1/46 (Prerefunded
5/1/26) (3) 6,570 7,266
Henrico County Water & Sewer, Series A, 4.00%, 5/1/50  5,000 5,122
Isle of Wight County, Recreational Fac. Improvement, GO, 5.00%,
7/1/43 (Prerefunded 7/1/22) (3) 2,495 2,503

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Isle of Wight County, Recreational Fac. Improvement, Unrefunded
Balance, GO, 5.00%, 7/1/43 (Prerefunded 7/1/22) (3) 795 797
James City County Economic Dev. Auth., 4.00%, 6/1/41  3,120 2,695
James City County Economic Dev. Auth., 4.00%, 6/1/47  6,700 5,501
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/29  235 229
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/30  220 211
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/35  1,015 925
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/40  1,155 1,015
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/50  1,860 1,528
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (3) 2,734 2,839
Lexington IDA, Alumni Agencies, 3.00%, 12/1/36  7,100 6,713
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 823
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38 (10) 690 638
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42 (10) 1,120 1,006
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48 (10) 2,310 1,990
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42  1,050 1,103
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48  3,405 3,575
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,345
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,241
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,117
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,487
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,659
Loudoun County, Series A, GO, 4.00%, 12/1/39 (10) 7,010 7,573
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39 (10) 2,125 2,277
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/40 (10) 2,125 2,272
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 1,824
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/37  1,650 1,661
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/39  1,320 1,326
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/40  2,820 2,831
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,250 1,254
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  9,045 8,730
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  640 667
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/47  5,345 5,584
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
0.65%, 1/1/47  2,345 2,345
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 9,484
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/38  500 522
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/39  500 521

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/40  500 520
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/52  5,000 5,073
Mosaic Dist. CDA, Series A, 4.00%, 3/1/27  1,000 1,069
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  1,400 1,488
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,823
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  1,000 1,052
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36  1,820 1,912
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 6,179
Newport News Water, 5.00%, 7/15/32  1,260 1,391
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26) (3) 1,050 1,176
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26) (3) 2,300 2,576
Norfolk Airport Auth., Series A, 4.00%, 7/1/26  1,000 1,057
Norfolk Airport Auth., Series A, 5.00%, 7/1/27  750 835
Norfolk Airport Auth., Series A, 5.00%, 7/1/29  1,000 1,131
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  125 125
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,000 3,996
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
5.00%, 11/1/43  5,575 5,649
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,000 2,293
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,920
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 485
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/34  200 204
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 18,491
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/28  25 25
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/29  20 20
Norfolk Water, Unrefunded Balance, 5.00%, 11/1/31  15 15
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/52 (10) 1,500 1,544
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/57 (10) 1,000 1,029
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 3,883
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,025 3,731
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (9) 665 668
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (8)(9) 385 387
Richmond Metropolitan Auth., Expressway, Unrefunded Balance,
5.25%, 7/15/22 (9) 2,025 2,034
Richmond Public Utility, Series A, 4.00%, 1/15/39  1,880 1,951

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 3.00%,
7/1/45  1,780 1,527
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/35  2,800 2,881
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/37  3,215 3,307
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/38  2,150 2,208
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 4.00%,
7/1/51  5,930 5,965
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  10,675 12,961
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (3) 3,900 4,171
Rockingham County Economic Dev. Auth., Sentara RHM Medical
Center, Series A, 3.00%, 11/1/46  17,595 15,124
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 567
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 2,057
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 2,154
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/23  300 310
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/28  1,000 1,075
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,146
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  2,500 2,635
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,051
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 368
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 2,065
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,164
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  5,025 5,033
Univ. of Virginia, Series A, 5.00%, 4/1/38  1,895 2,107
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 5,116
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,517
Univ. of Virginia, Series B, 5.00%, 9/1/49  3,150 3,600
Upper Occoquan Sewage Auth., 4.00%, 7/1/34 (Prerefunded
7/1/25) (3) 5,515 5,840
Upper Occoquan Sewage Auth., 4.00%, 7/1/40 (Prerefunded
7/1/25) (3) 5,805 6,147

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Occoquan Sewage Auth., Series B, 4.00%, 7/1/37  2,155 2,234
Virginia College Building Auth., Series A, 3.00%, 1/15/33  380 364
Virginia College Building Auth., Series A, 3.00%, 1/15/34  910 866
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 879
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 892
Virginia College Building Auth., Series A, 4.00%, 2/1/34  4,500 4,618
Virginia College Building Auth., Series A, 5.00%, 9/1/28  1,800 1,994
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 8,034
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/26 (9) 690 733
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 9,230
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 13,650
Virginia College Building Auth., Washington & Lee Univ., Series A,
5.00%, 1/1/40 (Prerefunded 1/1/25) (3) 3,730 4,009
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  7,310 7,507
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,506
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 7,020
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30  4,940 5,559
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  3,600 3,771
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35  2,985 3,123
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,406
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31  11,000 12,193
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33  2,985 3,160
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,345
Virginia Commonwealth Univ. Health System Auth., Series B,
4.00%, 7/1/35  1,500 1,529
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/34  2,795 2,988
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46  5,500 5,805
Virginia HDA, Series E, 4.125%, 12/1/46  5,180 5,291
Virginia HDA, Series K, 2.55%, 12/1/46  9,950 7,788
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,704
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  7,710 7,830
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,238
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,977

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,091
Virginia Port Auth., Series B, 5.00%, 7/1/41 (1) 2,125 2,267
Virginia Port Auth., Series B, 5.00%, 7/1/45 (1) 12,000 12,747
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29
(Prerefunded 7/1/25) (1)(3) 1,000 1,076
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39
(Prerefunded 7/1/25) (1)(3) 7,180 7,728
Virginia Public Building Auth., Series A, 4.00%, 8/1/36  5,000 5,285
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  6,000 6,350
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  1,430 1,512
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 8,485 9,048
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 8,830 9,406
Virginia Public School Auth., Series A, 4.00%, 8/1/35  2,665 2,840
Virginia Public School Auth., Series A, 4.00%, 8/1/45  6,005 6,195
Virginia Resources Auth., 5.00%, 11/1/40 (Prerefunded
11/1/25) (3) 6,590 7,220
Virginia Resources Auth., 5.00%, 11/1/45 (Prerefunded
11/1/25) (3) 4,725 5,177
Virginia Resources Auth., Series A, 4.00%, 11/1/37 (1) 365 390
Virginia Resources Auth., Series A, 4.00%, 11/1/38 (1) 375 400
Virginia Resources Auth., Series A, 4.00%, 11/1/39 (1) 395 417
Virginia Resources Auth., Series A, 4.00%, 11/1/40 (1) 415 437
Virginia Resources Auth., Series A, 4.00%, 11/1/41 (1) 420 440
Virginia Resources Auth., Series A, 5.00%, 11/1/42 (Prerefunded
11/1/23) (3) 1,680 1,757
Virginia Resources Auth., Series B, 4.00%, 11/1/40  1,335 1,366
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 592
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,767
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,688
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 5,007
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 12/1/31  1,000 981
Virginia Small Business Fin. Auth., 4.00%, 1/1/33 (1)(10) 3,865 3,942
Virginia Small Business Fin. Auth., 4.00%, 1/1/34 (1)(10) 2,250 2,280
Virginia Small Business Fin. Auth., 4.00%, 1/1/36 (1)(10) 1,000 1,008
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,210 1,136
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1)(10) 5,000 4,987
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1)(10) 6,000 5,973
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 2,285 2,245
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,327
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,975 2,700
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 6,945 6,659
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  8,105 6,985

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,804
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 8,025 8,680
Virginia Small Business Fin. Auth., Bon Secours Healthcare
System, Series A, 4.00%, 12/1/49  7,940 7,946
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38) (1)(5) 1,700 1,708
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1)(10) 2,650 2,677
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1)(10) 1,000 994
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
5.00%, 7/1/23 (1) 1,775 1,780
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (1) 6,390 6,413
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 4,565 5,004
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 1,360 1,483
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,760 2,993
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,323
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/45  700 704
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 7,995
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  7,670 7,865
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  12,750 13,039
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  7,340 7,490
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,850 8,188
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,852
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,120 6,351
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 20,050 20,773
Virginia Transportation Board, Federal Transportation Grant
Anticipation, 5.00%, 9/15/27  1,425 1,588
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 265
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,360

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,354
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44  9,500 9,866
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 (Prerefunded 1/1/24) (3) 10,455 10,961
1,195,323
Total Municipal Securities (Cost $1,528,106) 1,482,413
Total Investments in Securities 102.0%
(Cost $1,528,120) $ 1,482,425
Other Assets Less Liabilities (2.0)% (28,945)
Net Assets 100.0% $ 1,453,480
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Corporation
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,957 and represents 1.4% of net assets.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Non-income producing
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) When-issued security
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Virginia Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE Virginia Tax-Free Bond Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,482,413 $ — $ 1,482,413
Common Stocks 12 — — 12
Total $ 12 $ 1,482,413 $ — $ 1,482,425

T. ROWE PRICE Virginia Tax-Free Bond Fund

of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F48-054Q1 05/22